Pension and Postretirement Plans (Consolidated Balance Sheet) (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Noncurrent asset	$ 1,056,777	$ 881,593
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Noncurrent asset	1,056,777	881,593
Current liability	0	0
Noncurrent liability	0	0
Recognized asset (liability)	1,056,777	881,593
Supplemental Executive Retirement Plan (SERP) [Member]
Defined Benefit Plan Disclosure [Line Items]
Noncurrent asset	0	0
Current liability	(5,838)	(5,580)
Noncurrent liability	(104,244)	(100,946)
Recognized asset (liability)	(110,082)	(106,526)
Other Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Current liability	(1,920)	(2,312)
Noncurrent liability	(20,865)	(21,859)
Recognized asset (liability)	$ (22,785)	$ (24,171)